Property, furniture and equipment, net - Summary of book values of lease liabilities (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		S/ 269,755	S/ 341,836
Additions		34,052	19,935
Interest expenses, Note 19(a)		14,004	15,288	S/ 16,568
Disposals	[1]	(23,657)	(37,766)
Exchange differences		7,438	5,070
Payments		(66,646)	(74,608)
Ending balance		S/ 234,946	S/ 269,755	S/ 341,836

[1]	These disposals are related to the early termination of lease agreements; see (d) above.